Significant Components of Net Deferred Tax Asset (Liability) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Future benefit reserves	$ 70,323	$ 27,266
Expense accruals	132	162
Other-than-temporarily impaired assets		84
Investment income		23,577
Total deferred tax assets	70,455	51,089
Deferred tax liabilities:
Deferred acquisition costs	(36,324)	(31,506)
Due and deferred premium	(6)	(16)
Net unrealized gains on investments	(14,497)	(10,702)
Investment income	(6,253)
Total deferred tax liabilities	(57,080)	(42,224)
Net deferred tax assets	$ 13,375	$ 8,865